Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2014	Nov. 30, 2024	Nov. 30, 2024
C000057444
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Auer Growth Fund
Without Sales Load [Member] | C000057444
Average Annual Return [Line Items]
Average Annual Return, Percent	26.34%		19.28%	9.70%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	33.89%		15.77%	13.35%